BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Impact arising from adoption of IFRS16 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Increase in right-of-use assets	$ 2,282,518	¥ 15,890,437
Property, Plant and equipment	14,842,635	103,331,456		¥ 106,249,116	¥ 95,731,894
Decrease in land use rights				4,306,865
Other non-current assets	460,778	3,207,843		4,442,645
Total assets	29,169,276	203,070,664		200,964,751
Interest-bearing loans and borrowings	8,509,805	59,243,563		54,207,386
Total liabilities	19,010,257	132,345,604		133,295,132
Retained earnings	(318,444)	(2,216,946)		(2,856,064)
Non-controlling interests	$ 2,307,654	¥ 16,065,427		¥ 15,254,312
IFRS 16 | Restatement
Disclosure of initial application of standards or interpretations [line items]
Increase in right-of-use assets			¥ 17,976,851
Property, Plant and equipment			(6,720,610)
Decrease in land use rights			(4,306,865)
Other non-current assets			(20,323)
Total assets			6,929,053
Interest-bearing loans and borrowings			11,010,323
Decrease in finance lease payables			(4,081,270)
Total liabilities			¥ 6,929,053